Deposits and other borrowings - Uninsured time deposits (Details) $ in Millions	Sep. 30, 2025 AUD ($)
Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	$ 47,486
Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	20,320
Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	23,077
Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	4,066
Certificates of deposit | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	23
Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	157,032
Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	79,176
Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	33,610
Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	36,510
Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	7,736
Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	6,364
Interbank term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	2,209
Interbank term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	2,326
Interbank term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	1,795
Interbank term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	34
Australia | Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	33,940
Australia | Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	15,215
Australia | Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	18,210
Australia | Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	492
Australia | Certificates of deposit | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	23
Australia | Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	122,984
Australia | Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	62,513
Australia | Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	24,044
Australia | Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	30,812
Australia | Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	5,615
Australia | Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	6,067
Australia | Interbank term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,939
Australia | Interbank term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	2,326
Australia | Interbank term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	1,795
Australia | Interbank term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	7
New Zealand | Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	1,593
New Zealand | Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	1,392
New Zealand | Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	201
New Zealand | Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	28,167
New Zealand | Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	13,178
New Zealand | Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	8,660
New Zealand | Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	4,292
New Zealand | Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	2,037
Other overseas | Certificates of deposit
Deposits and other borrowings
Deposits in excess of insured amounts	11,953
Other overseas | Certificates of deposit | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	3,713
Other overseas | Certificates of deposit | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	4,666
Other overseas | Certificates of deposit | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	3,574
Other overseas | Term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	5,881
Other overseas | Term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	3,485
Other overseas | Term deposits | Over 3 months to 6 months
Deposits and other borrowings
Deposits in excess of insured amounts	906
Other overseas | Term deposits | Over 6 months to 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	1,406
Other overseas | Term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	84
Other overseas | Interbank term deposits
Deposits and other borrowings
Deposits in excess of insured amounts	297
Other overseas | Interbank term deposits | Up to 3 months
Deposits and other borrowings
Deposits in excess of insured amounts	270
Other overseas | Interbank term deposits | Over 1 year
Deposits and other borrowings
Deposits in excess of insured amounts	$ 27